Derivative Instruments - Schedule of Foreign Exchange Cash Flow Hedges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Foreign Currency Fair Value Hedge Derivative [Line Items]
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax	$ (3,444)	$ (315)	$ 1,300
Cost of revenues and operating expenses | Foreign Exchange Option [Member]
Foreign Currency Fair Value Hedge Derivative [Line Items]
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax	(2,446)	(312)	930
Cost Of Revenues, Operating Expenses, And Financial Expenses [Member] | Foreign Exchange Forward [Member]
Foreign Currency Fair Value Hedge Derivative [Line Items]
Other Comprehensive Income (Loss), Cash Flow Hedge, Gain (Loss), Reclassification, before Tax	$ (998)	$ (3)	$ 370